4. EQUIPMENT: Schedule of Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equipment Cost	$ 313,961	$ 333,018
Additions during the year	44,081	0
Exchange adjustment	19,566	(19,057)
Equipment Cost	249,588	313,961
Disposal during the year	(128,020)
Equipment, Accumulated Depreciation	265,824	262,058
Equipment, depreciation during period	24,109	19,416
Equipment, depreciation, exchange adjustment	17,229	(15,650)
Equipment, Accumulated Depreciation	193,471	265,824
Equipment, depreciation during period, related to disposals	(113,691)
Equipment, net book value	56,117	48,137	$ 70,960
Furniture and other equipment
Equipment Cost	120,250	127,549
Additions during the year	3,591	0
Exchange adjustment	7,494	(7,299)
Equipment Cost	119,629	120,250
Disposal during the year	(11,706)
Equipment, Accumulated Depreciation	90,040	82,324
Equipment, depreciation during period	13,608	12,860
Equipment, depreciation, exchange adjustment	5,985	(5,144)
Equipment, Accumulated Depreciation	97,927	90,040
Equipment, depreciation during period, related to disposals	(11,706)
Equipment, net book value	21,702	30,210	45,225
Motor vehicles
Equipment Cost	172,564	183,038
Additions during the year	40,490	0
Exchange adjustment	10,754	(10,474)
Equipment Cost	107,494	172,564
Disposal during the year	(116,314)
Equipment, Accumulated Depreciation	157,971	162,870
Equipment, depreciation during period	9,352	4,575
Equipment, depreciation, exchange adjustment	10,102	(9,474)
Equipment, Accumulated Depreciation	75,440	157,971
Equipment, depreciation during period, related to disposals	(101,985)
Equipment, net book value	32,054	14,593	20,168
Other property, plant and equipment
Equipment Cost	21,147	22,431
Additions during the year	0	0
Exchange adjustment	1,318	(1,284)
Equipment Cost	22,465	21,147
Disposal during the year	0
Equipment, Accumulated Depreciation	17,813	16,864
Equipment, depreciation during period	1,149	1,981
Equipment, depreciation, exchange adjustment	1,142	(1,032)
Equipment, Accumulated Depreciation	20,104	17,813
Equipment, depreciation during period, related to disposals	0
Equipment, net book value	$ 2,361	$ 3,334	$ 5,567